Derivatives and hedging (Schedule of Losses Reclassified From Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive gain	$ (1,160)	$ (1,267)	$ (261)
Cost of revenue
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive gain	(35)	(87)	(17)
Research and development
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive gain	(717)	(655)	(142)
Sales and marketing
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive gain	(266)	(311)	(59)
General and administrative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amounts reclassified from accumulated other comprehensive gain	$ (142)	$ (214)	$ (43)